Net Fee and Commission Income (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Net Fee and Commission Income

	Group
	2019 £m	2018 £m	2017 £m
Fee and commission income:
Current account and debit card fees	758	753	791
Insurance, protection and investments	77	105	100
Credit cards	86	85	92
Non-banking and other fees (1)	191	227	239

Total fee and commission income	1,112	1,170	1,222

Total fee and commission expense	(426)	(421)	(415)

Net fee and commission income	686	749	807

(1)	Non-banking and other fees include mortgages, consumer finance, commitment commission, asset finance, invoice finance and trade finance.